Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	$ 911	$ 1,918
Effect of movements in foreign exchange	(56)	(15)
Provisions made	264	305
Provisions used	(225)	(499)
Provisions reversed	(32)	(146)
Other movements	(99)	(552)
Ending balance	763	911
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	103	130
Effect of movements in foreign exchange	8	(2)
Provisions made	55	69
Provisions used	(54)	(78)
Provisions reversed	(7)	(16)
Other movements	(1)
Ending balance	104	103
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	436	1,077
Effect of movements in foreign exchange	(40)	(13)
Provisions made	102	234
Provisions used	(80)	(128)
Provisions reversed	(24)	(92)
Other movements	95	(642)
Ending balance	489	436
Other - Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	372	711
Effect of movements in foreign exchange	(24)
Provisions made	107	2
Provisions used	(91)	(293)
Provisions reversed	(1)	(38)
Other movements	(193)	(10)
Ending balance	$ 170	$ 372